Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

4. FAIR VALUE MEASUREMENTS

The following table provides the fair value measurement hierarchy of the Company’s assets and liabilities, except for those assets and liabilities that are short term in nature and approximate the fair values, as of the periods presented:

	Level 1	Level 2	Level 3	Total
As of December 31, 2021
Assets:
Investment – Cansativa	—	—	1,458	1,458
Total Assets	$—	$—	$1,458	$1,458
Liabilities:
Loans and borrowings	—	7,396	—	7,396
Warrant liability	—	—	2,205	2,205
Convertible notes	—	17,699	—	17,699
Total Liabilities	$—	$25,095	$2,205	$27,300
As of December 31, 2020
Assets:
Investment – Cansativa	—	—	1,553	1,553
Total Assets	$—	$—	$1,553	$1,553
Liabilities:
Loans and borrowings	$—	$6,701	$—	$6,701
Warrant Liability	—	—	19,061	$19,061
Convertible notes	—	27,142	—	27,142
Total Liabilities	$—	$33,843	$19,061	$52,904

During the years ended December 31, 2021 and December 31, 2020, there were no transfers between fair value measurement levels.

The change in fair value of warrant liabilities related to private warrants during the year ended December 31, 2021 is as follows:

Private Placement Warrants:	Total Warrant Liability
Warrant liability at December 31, 2020	$19,061
Change in fair value of warrant liability	(16,856)
Warrant liability at December 31, 2021	$2,205

The Company determined the fair value of its private warrants using the Monte Carlo simulation model. The following assumptions were used to determine the fair value of the Private Warrants as of December 31, 2021 and December 31, 2020:

	As of
	December 31, 2021	December 31, 2020
Risk-free interest rate	1.11%	0.43%
Expected volatility	60%	60%
Share Price	$3.10	$8.90
Exercise Price	$11.50	$11.50
Expiration date	December 18, 2025	December 18, 2025

•        The risk-free interest rate assumptions are based on U.S. dollar zero curve derived from swap rates at the valuation date, with a term to maturity matching the remaining term of warrants.

•        The expected volatility assumptions are based on average of historical volatility based on comparable industry volatilities of public warrants.